UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2014 (Unaudited)

	Principal
Bonds and Notes--99.7%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	10,071,629	a	10,365,912
0.13%, 4/15/17	52,282,633	a	53,953,220
0.13%, 4/15/19	6,277,342	a	6,410,001
0.13%, 1/15/22	45,978,633	a	45,499,076
0.13%, 7/15/22	16,282,238	a	16,110,510
0.63%, 7/15/21	7,134,754	a	7,410,670
0.63%, 2/15/43	336,950	a	293,133
1.13%, 1/15/21	5,650,082	a	6,045,147
1.38%, 2/15/44	3,198,082	a	3,380,347
1.75%, 1/15/28	3,720,226	a,b	4,197,605
1.88%, 7/15/15	13,162,342	a,b	13,783,447
2.00%, 1/15/26	5,464,397	a	6,319,062
2.13%, 1/15/19	10,288,894	a,b	11,549,283
2.13%, 2/15/40	6,408,049	a	7,897,421
2.13%, 2/15/41	5,965,513	a,b	7,387,447
2.38%, 1/15/27	4,040,487	a	4,875,417
2.50%, 1/15/29	9,364,971	a,b	11,580,367
3.63%, 4/15/28	10,241,220	a	14,149,689
Total Bonds and Notes
(cost $229,944,087)			231,207,754

Other Investment--.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $594,623)	594,623	[c]	594,623
Total Investments (cost $230,538,710)	99.9%		231,802,377
Cash and Receivables (Net)	.1%		122,350
Net Assets	100.0%		231,924,727

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Security, or portion thereof, on loan. At April 30, 2014, the value of the fund's securities on loan was $47,542,809 and the value of the collateral held by the fund was $49,776,754, consisting of U.S. Government & Agency securities.
c Investment in affiliated money market mutual fund.

At April 30, 2014, net unrealized appreciation on investments was $1,263,667 of which $7,319,303 related to appreciated investment securities and $6,055,636 related to depreciated investment securities. At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.7
Money Market Investment	.2
99.9

† Based on net assets.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	594,623	-	-	594,623
U.S. Treasury	-	231,207,754	-	231,207,754

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--121.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.8%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,292,596
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,228,800
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,047,284
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,324,994
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,340,152
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,256,439
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,964,164
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,068,776
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,679,198
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		553,867
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,415,000		1,457,728
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,897,243
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,414,921
					49,526,162
Asset-Backed Ctfs./Home Equity Loans--.3%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	617,358	a	619,985
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	875,743	a	899,199
First NLC Trust,
Ser. 2005-2, Cl. M1	0.63	9/25/35	1,775,000	a	1,668,259
					3,187,443
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	1,074,670		1,156,688
Commercial Mortgage Pass-Through Ctfs.--6.4%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	5,900,000	a,b	6,010,663
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	4,270,000	a	4,538,811
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	1,760,000	a,b	1,891,155
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	7,744,000	a	8,562,967
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	b	6,451,180
FREMF Mortgage Trust,
Ser. 2013-K35, Cl. B	4.08	8/25/23	4,085,000	a,b	4,037,387

FREMF Mortgage Trust,
Ser. 2014-K37, Cl. B	4.71	1/25/47	2,060,000	a,b	2,121,560
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	b	4,918,189
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	2,305,000	a	2,256,675
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000	a,b	6,545,970
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	4,790,000		5,018,639
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	4,100,000	a	4,372,332
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,840,661
WFRBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A2	3.43	6/15/45	3,910,000		3,972,918
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,167,843
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,097,991
					65,804,941
Consumer Discretionary--1.8%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		516,926
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,430,117
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,194,000		1,292,505
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	b	4,685,059
DISH DBS,
Gtd. Notes	4.25	4/1/18	1,245,000		1,304,138
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	800,000	b	820,000
Numericable Group,
Sr. Scd. Bonds	6.25	5/15/24	500,000	b	512,500
Staples,
Sr. Unscd. Notes	2.75	1/12/18	2,770,000		2,807,525
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		473,526
Time Warner,
Gtd. Debs.	5.35	12/15/43	2,800,000		3,076,987
					18,919,283
Consumer Staples--3.0%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000		821,662
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,618,072
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	1,395,000		1,378,406
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,415,685	b	9,646,857
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	3,190,000		3,072,937
Pernod Ricard,

Sr. Unscd. Notes	4.25	7/15/22	1,715,000	b	1,788,136
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	2,055,000	b	2,171,005
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		4,903,655
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	2,520,000		2,452,278
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	b	3,424,218
					31,277,226
Energy--3.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,873,624
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000	c	3,284,469
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,788,825
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	3,015,000		2,949,161
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	3,560,000		4,173,345
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	1,185,000	b	1,291,650
Petrobras Global Finance,
Gtd. Notes	6.25	3/17/24	5,000,000		5,264,520
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,220,052
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,066,968
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	2,600,000		2,622,623
Unit,
Gtd. Notes	6.63	5/15/21	1,215,000		1,293,975
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,820,668
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,494,911
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,074,044
					35,218,835
Financial--15.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	b	6,424,470
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	b	1,546,630
Ally Financial,
Gtd. Notes	4.63	6/26/15	2,490,000		2,590,098
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	4,051,000	a	4,526,993
AON,
Gtd. Notes	3.50	9/30/15	2,620,000		2,719,094
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	4,495,000	b	4,509,429
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	5,720,000	a	5,797,523
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	1,860,000		1,871,802
Bank of America,

Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,065,597
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		869,454
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		40,121
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,641,917
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,037,935
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,618,541
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	1,185,000		1,269,431
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,864,129
Citigroup,
Sub. Notes	5.50	9/13/25	10,000		10,869
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,709,071
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,968,998
Duke Realty,
Gtd. Notes	8.25	8/15/19	5,000		6,232
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		602,040
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		163,385
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	8,215,000	a	8,252,083
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	4,655,000		5,172,659
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	5,045,000	a	5,055,615
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	3,630,000		3,856,026
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	905,000		1,102,207
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	1,395,000		1,719,028
Goldman Sachs Group,
Sr. Unscd. Notes	1.34	11/15/18	5,710,000	a	5,774,295
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	5,300,000	a	5,429,405
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,257,028
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	645,000		725,571
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,199,807
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,828,505
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	b	1,813,878
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	3,285,000		3,543,694
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,730,115
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,357,677

Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	b	1,799,833
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	3,215,000		3,643,797
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		4,155,006
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		119,642
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	b	5,127,335
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,380,000	a	3,574,350
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,964,000		2,067,407
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000		236,737
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,995,000	a	7,026,949
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,770,000		3,851,685
Royal Bank of Scotland Group,
Sub. Notes	6.00	12/19/23	1,695,000		1,777,199
WEA Finance,
Gtd. Notes	7.13	4/15/18	3,490,000	b	4,154,042
					155,205,334
Foreign/Governmental--4.8%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	5.75	9/26/23	5,240,000	b	5,475,800
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	5,800,000	c	5,278,000
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	5,030,000	b	5,174,613
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	5,545,000		6,078,706
Gazprom,
Sr. Unscd. Notes	4.95	7/19/22	2,585,000	b	2,339,425
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	2,825,000	b	3,051,000
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	4,610,000		4,684,106
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	1,350,000		1,420,538
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,160,000		3,476,000
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	3,475,000		3,909,375
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	3,380,000		3,534,172
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,860,000		2,285,475
Russian Government,
Sr. Unscd. Bonds	3.50	1/16/19	2,800,000	b	2,723,000
					49,430,210
Health Care--1.0%
Biomet,
Gtd. Notes	6.50	8/1/20	1,220,000		1,340,475
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	390,000	b	399,750

CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	365,000	b	380,056
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	2,350,000		2,532,644
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	1,225,000	b	1,288,547
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	4,355,000		4,391,552
					10,333,024
Industrial--1.0%
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	1,125,000	b	1,288,125
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	b	3,442,100
Waste Management,
Gtd. Notes	7.00	7/15/28	2,351,000		3,016,284
Waste Management,
Gtd. Notes	7.75	5/15/32	2,000,000		2,804,340
					10,550,849
Information Technology--.5%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	1,195,000		1,259,562
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	3,000,000		3,421,152
					4,680,714
Materials--2.3%
Anglo American Capital,
Gtd. Notes	4.13	4/15/21	800,000	b	803,765
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	2,545,000	a	2,646,800
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	2,685,000		2,745,284
Holcim US Finance,
Gtd. Notes	5.15	9/12/23	2,175,000	b	2,344,430
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	1,210,000	b	1,327,975
LYB International Finance,
Gtd. Notes	4.00	7/15/23	4,320,000		4,484,004
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,494,960
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000		3,299,797
Vale,
Sr. Unscd. Notes	5.63	9/11/42	3,090,000	c	3,005,087
					24,152,102
Municipal Bonds--2.1%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,047,284
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	920,000		993,361
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	5,105,000		5,099,078
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,604,081
Puerto Rico Commonwealth Aqueduct
and Sewer Authority, Senior
Lien Revenue	5.25	7/1/42	1,175,000		788,213
Puerto Rico Commonwealth Aqueduct

and Sewer Authority, Senior
Lien Revenue	5.75	7/1/37	2,800,000		1,956,948
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	1,175,000		716,750
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,040,000		1,789,922
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	1,780,000		1,081,350
					22,076,987
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	140,765		143,985
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.90	2/25/36	1,189,353	a	1,096,333
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.65	2/25/36	961,883	a	914,117
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	613	a,b	543
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	207,084		204,752
					2,359,730
Telecommunications--3.8%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	4,410,000	a	4,500,052
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,290,000	b	1,309,350
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	1,205,000		1,296,881
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,640,030
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	6,210,000	b	6,286,131
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	6,080,000		6,437,200
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	2,550,000		3,194,984
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	1,260,000		1,329,300
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	5,825,000		7,211,228
Virgin Media Secured Finance,
Sr. Scd. Notes	5.25	1/15/21	1,335,000		1,378,388
West,
Gtd. Notes	7.88	1/15/19	1,180,000		1,264,075
Wind Acquisition Finance,
Gtd. Bonds	7.38	4/23/21	1,800,000	b	1,854,000
					38,701,619
U.S. Government Agency--.0%
Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	47,636		50,745
U.S. Government Agencies/Mortgage-Backed--25.0%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000	d,e	26,955,224
5.00%, 10/1/18 - 9/1/40			995,394	e	1,097,656
5.50%, 11/1/22 - 5/1/40			3,355,138	e	3,681,297
6.00%, 7/1/17 - 12/1/37			1,206,743	e	1,343,013

6.50%, 9/1/29 - 3/1/32			183,592	e	208,685
7.00%, 11/1/31			84,876	e	94,140
7.50%, 12/1/25 - 1/1/31			7,148	e	7,673
8.00%, 10/1/19 - 1/1/28			6,247	e	7,167
8.50%, 7/1/30			476	e	595
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			57,268	e	65,116
Federal National Mortgage Association:
3.00%			19,450,000	d,e	18,902,969
3.50%			40,945,000	d,e	41,568,773
4.00%			57,650,000	d,e	60,684,352
4.50%			3,955,000	d,e	44,045,448
5.00%			16,910,000	d,e	18,500,602
4.50%, 11/1/14			273	e	290
5.00%, 5/1/18 - 9/1/40			3,153,794	e	3,466,815
5.50%, 8/1/22 - 8/1/40			9,684,452	e	10,770,246
6.00%, 1/1/19 - 1/1/38			1,085,484	e	1,204,550
6.50%, 3/1/26 - 10/1/32			63,752	e	72,264
7.00%, 9/1/14 - 7/1/32			36,511	e	41,050
7.50%, 10/1/15 - 3/1/31			8,808	e	9,597
8.00%, 12/1/25			9,558	e	10,660
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18			27,559	e	30,034
Government National Mortgage Association I:
5.50%, 4/15/33			1,047,673		1,168,986
6.50%, 4/15/28 - 9/15/32			36,980		41,948
7.00%, 12/15/26 - 9/15/31			9,311		10,143
7.50%, 12/15/26 - 11/15/30			2,025		2,062
8.00%, 5/15/26 - 10/15/30			15,474		16,584
8.50%, 4/15/25			3,515		3,999
9.00%, 10/15/27			8,291		8,504
9.50%, 11/15/17 - 2/15/25			31,863		34,549
Government National Mortgage Association II:
4.50%			22,510,000	d	24,405,763
6.50%, 2/20/31 - 7/20/31			73,154		84,129
7.00%, 11/20/29			235		274
					258,545,157
U.S. Government Securities--43.1%
U.S. Treasury Bonds;
3.75%, 11/15/43			20,065,000		21,174,835
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			51,452,334	f	52,877,306
U.S. Treasury Notes:
0.13%, 7/31/14			59,985,000		60,000,236
0.13%, 12/31/14			153,315,000		153,377,859
0.25%, 5/31/14			133,195,000		133,218,442
0.25%, 6/30/14			24,790,000		24,799,197
0.25%, 12/31/15			120,000		119,953
					445,567,828
Utilities--3.1%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,089,000		1,304,078
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		520,342
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		69,156

Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		745,733
Electricite de France,
Sub. Notes	5.25	1/29/49	5,815,000	a,b	5,948,745
Enel Finance International,
Gtd. Notes	6.80	9/15/37	4,650,000	b	5,455,826
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	a,b	1,634,325
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,468,303
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		413,001
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		530,634
Nisource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000		3,512,641
Nisource Finance,
Gtd. Notes	5.65	2/1/45	4,435,000		4,914,579
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,394,700
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		729,155
					31,641,218
Total Bonds and Notes
(cost $1,227,625,272)					1,258,386,095
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 6/12/14
(cost $1,969,895)			1,970,000	[g]	1,969,982

Other Investment--.3%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,099,633)			3,099,633	[h]	3,099,633
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,455,206)			7,455,206	[h]	7,455,206
Total Investments (cost $1,240,150,006)			122.9%		1,270,910,916
Liabilities, Less Cash and Receivables			(22.9%)		(237,014,088)
Net Assets			100.0%		1,033,896,828

GO--General Obligation
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities were valued at $134,218,652 or 13.0% of net assets.
c Security, or portion thereof, on loan. At April 30, 2014, the value of the fund's securities on loan was $9,225,471 and the value of the collateral held by the fund was $9,500,275, consisting of cash collateral of $7,455,206 and
U.S. Government and Agency securities valued at $2,045,069.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National

Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

At April 30, 2014, net unrealized appreciation on investments was $30,760,910 of which $32,287,944 related to appreciated investment securities and $1,527,034 related to depreciated investment securities. At April 30, 2014, the cost of investments for federal Income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	68.1
Corporate Bonds	34.9
Commercial Mortgage-Backed	6.4
Asset-Backed	5.2
Foreign/Governmental	4.8
Municipal Bonds	2.1
Short-Term/Money Market Investments	1.2
Residential Mortgage-Backed	.2
122.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)

Financial Futures Short
U.S. Treasury 5 Year Notes	263	(31,416,172)	June 2014	6,556
U.S. Treasury 10 Year Notes	269	(33,469,484)	June 2014	20,672
				27,228

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	53,870,293	-	53,870,293
Commercial Mortgage-Backed	-	65,804,941	-	65,804,941
Corporate Bonds+	-	360,680,204	-	360,680,204
Foreign Government	-	49,430,210	-	49,430,210
Municipal Bonds+	-	22,076,987	-	22,076,987
Mutual Funds	10,554,839	-	-	10,554,839
Residential Mortgage-Backed	-	2,359,730	-	2,359,730
U.S. Government Agencies/Mortgage-Backed	-	258,595,902	-	258,595,902
U.S. Treasury	-	447,537,810	-	447,537,810
Other Financial Instruments:
Financial Futures++	27,228	-	-	27,228

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end April 30, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--7.4%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.22	8/15/17	780,000	a	787,600
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		843,457
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		422,353
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		922,500
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		672,044
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,248,390
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,685,958
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,394,576
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		441,159
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	b	1,999,790
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	b	1,279,128
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		580,713
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		771,841
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,488,731
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,214,841
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		293,606
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		654,483
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,532,146
					18,233,316

Asset-Backed Ctfs./Equipment--.6%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,564,733		1,578,765
Asset-Backed Ctfs./Home Equity Loans--.5%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	892,880	a	896,679
First NLC Trust,
Ser. 2005-2, Cl. M1	0.63	9/25/35	420,000	a	394,743
					1,291,422
Commercial Mortgage Pass-Through Ctfs.--4.5%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		85,681
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.18	9/10/47	895,000	a	942,709
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	69,387	a	69,445
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	771,458		781,420
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	600,000	a	663,472
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	825,000	a	918,402
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A2	3.15	2/10/47	1,685,000		1,756,511
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	415,000	a,b	445,926
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	b	1,164,700
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	95,436	a	98,022
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	2,490,000		2,562,293
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	975,000	a	1,039,762
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A2	2.92	12/15/46	485,000		501,320

					11,029,663
Consumer Discretionary--2.5%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		671,150
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		757,680
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		717,436
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	b	740,946
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	b	1,139,559
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	580,000		624,225
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	200,000	b	205,000
Staples,
Sr. Unscd. Notes	2.75	1/12/18	620,000		628,399
Time Warner,
Gtd. Note	4.75	3/29/21	570,000		629,767
					6,114,162
Consumer Staples--2.9%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,386,725
CVS Caremark,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,532,634
Lorillard Tobacco,
Gtd. Notes	8.13	6/23/19	800,000		995,586
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	b	676,919
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	750,000		758,613
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	b	1,740,236
					7,090,713
Energy--4.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		618,668
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,291,942
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		263,352
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	1,371,000		1,561,384

NiSource Finance,
Gtd. Bonds	6.80	1/15/19	1,225,000		1,459,552
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	285,000	b	310,650
Petrobras International Finance,
Gtd. Notes	7.88	3/15/19	1,110,000		1,292,585
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		619,514
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,163,425
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	620,000		625,395
Unit,
Gtd. Notes	6.63	5/15/21	290,000		308,850
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		394,316
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		463,789
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		269,965
					10,643,387
Financial--14.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	b	765,898
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	b	365,871
Ally Financial,
Gtd. Notes	4.63	6/26/15	600,000		624,120
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,118,112
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	a	236,910
AON,
Gtd. Notes	3.50	9/30/15	695,000		721,286
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	1,065,000	b	1,068,419
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	1,335,000	a	1,353,093
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	430,000		432,728
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,077,459
Bank of America,

Sr. Unscd. Notes	5.65	5/1/18	145,000		164,623
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		389,156
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000	c	1,261,132
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	290,000		310,662
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,080,815
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	76,000		79,244
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		707,008
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		626,121
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	b	1,182,157
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		377,644
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	1,975,000	a	1,983,915
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		737,212
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		377,810
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	1,195,000	a	1,197,514
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	1,060,000		1,290,982
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	320,000		394,329
Goldman Sachs Group,
Sr. Unscd. Notes	1.34	11/15/18	1,295,000	a	1,309,582
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	1,250,000	a	1,280,520
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		632,765
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		711,304
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		648,307
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		496,247
Hyundai Capital Services,

Sr. Unscd. Notes	4.38	7/27/16	400,000	b	426,795
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	625,000		674,219
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	b	610,509
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	1,140,000	c	1,143,865
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	650,000		684,293
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		634,689
PNC Bank,
Sub. Notes	6.88	4/1/18	600,000		707,476
Principal Life Global Funding II,
Sr. Scd. Notes	1.00	12/11/15	1,970,000	b	1,973,329
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	725,000		740,709
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	1,210,000	a	1,418,283
WEA Finance,
Gtd. Notes	7.13	4/15/18	460,000	b	547,524
					34,564,636
Foreign/Governmental--4.1%
Brazilian Development Bank,
Sr. Unscd. Notes	4.00	4/14/19	1,250,000	b	1,257,813
Brazilian Government,
Sr. Unscd. Notes	5.88	1/15/19	1,100,000		1,256,750
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	1,230,000	b	1,265,362
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	1,235,000		1,353,869
Gazprom,
Sr. Unscd. Notes	4.95	7/19/22	640,000	b	579,200
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	645,000	b	696,600
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	1,200,000		1,219,290
Petroleos Mexicanos,
Gtd. Notes	3.50	7/18/18	1,100,000		1,142,625
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	600,000		631,350
Russian Government,
Sr. Unscd. Bonds	3.50	1/16/19	600,000	b	583,500
					9,986,359

Health Care--1.0%
Biomet,
Gtd. Notes	6.50	8/1/20	290,000		318,637
Mylan,
Sr. Unscd. Notes	2.55	3/28/19	1,055,000		1,059,553
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	290,000	b	305,044
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	835,000		842,008
					2,525,242
Industrial--.1%
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	215,000		245,183
Information Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.13	9/13/15	405,000		412,643
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	345,000		363,639
					776,282
Materials--1.3%
Anglo American Capital,
Gtd. Notes	4.13	4/15/21	200,000	b	200,941
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	605,000	a	629,200
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	2.15	3/1/17	195,000		198,062
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	3.55	3/1/22	430,000		416,456
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	280,000	b	307,300
Vale Overseas,
Gtd. Notes	4.38	1/11/22	650,000		661,996
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		672,100
					3,086,055
Municipal Bonds--.2%
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	915,000		555,863
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	139,611		142,805
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.36	12/25/34	167,894	a	163,589

					306,394
Telecommunication Services--2.5%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	1,045,000	a	1,066,339
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	b	654,675
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	1,280,000	b	1,295,692
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	855,000		965,459
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,795,000		1,918,334
West,
Gtd. Notes	7.88	1/15/19	285,000		305,306
					6,205,805
U.S. Government Agency--2.1%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	d	5,067,773
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.:
6.50%, 6/1/32			565	d	637
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			96,424	d	99,572
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			8,785		10,275
7.50%, 11/20/29 - 12/20/30			8,693		10,470
					120,954
U.S. Government Securities--49.1%
U.S. Treasury Notes:
0.13%, 12/31/14			10,290,000		10,294,219
0.25%, 12/31/15			73,215,000	c	73,186,373
0.75%, 1/15/17			36,975,000	c	36,979,326
					120,459,918
Utilities--1.3%
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		896,329
Enel,
Sub. Bonds	8.75	9/24/73	300,000	a,b	346,500
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		588,076
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		806,280

Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		482,580
					3,119,765
Total Bonds and Notes
(cost $240,871,802)					243,001,657
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $349,982)			350,000	[e]	349,997

Other Investment--.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,575,257)			1,575,257	[f]	1,575,257
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,292,800)			1,292,800	[f]	1,292,800
Total Investments (cost $244,089,841)			100.3%		246,219,711
Liabilities, Less Cash and Receivables			(.3%)		(841,524)
Net Assets			100.0%		245,378,187

REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities were valued at $24,135,983 or 9.8% of net assets.
c Security, or portion thereof, on loan. At April 30, 2014, the value of the fund's securities on loan was $98,299,026 and the value of the collateral held by the fund was $100,369,003, consisting of cash collateral of $1,292,800 and
U.S. Government and Agency securities valued at $99,076,203.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

At April 30, 2014, net unrealized appreciation on investments was $2,129,870 of which $2,644,502 related to appreciated investment securities and $514,632 related to depreciated investment securities. At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage Backed	51.3
Corporate Bonds	30.3
Asset Backed	8.5
Commercial Mortgage-Backed	4.5
Foreign/Governmental	4.1
Short-Term/Money Market Investments	1.3
Municipal Bonds	.2
Residential Mortgage-Backed	.1
100.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Long
U.S. Treasury 2 Year Notes	160	35,180,000	June 2014	-
Financial Futures Short
U.S. Treasury 10 Year Notes	180	(22,395,937)	June 2014	45,633
				45,633

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	21,103,503	-	21,103,503
Commercial Mortgage-Backed	-	11,029,663	-	11,029,663
Corporate Bonds+	-	74,371,230	-	74,371,230
Foreign Government	-	9,986,359	-	9,986,359
Municipal Bonds	-	555,863	-	555,863
Mutual Funds	2,868,057	-	-	2,868,057
Residential Mortgage-Backed	-	306,394	-	306,394
U.S. Government Agencies/Mortgage-Backed	-	5,188,727	-	5,188,727
U.S. Treasury	-	120,809,915	-	120,809,915
Other Financial Instruments:
Financial Futures++	45,633	-	-	45,633

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end
is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the
Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)